Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers
4.
REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of revenue

The table below disaggregates total revenue by reportable segment (see Note 23) for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
River	$2,654,407	$2,341,274	$1,796,498
Ocean	2,196,040	1,945,200	1,189,298
Other	483,435	424,019	190,183
Total revenue	$5,333,882	$4,710,493	$3,175,979

Total revenue for the year ended December 31, 2024 increased by $623.4 million to $5,333.9 million from $4,710.5 million in 2023. The increase was primarily due to higher revenue per passenger cruise day and an increase in passenger cruise days. During the year ended December 31, 2024, the Group operated ships delivered in 2023 for the entire 2024 season, ships delivered in 2024 for part of the 2024 season, including the Viking Hathor, Viking Sobek and Viking Vela, and the Viking Yi Dun accommodation agreement commenced.

Total revenue for the year ended December 31, 2023 increased by $1,534.5 million to $4,710.5 million from $3,176.0 million in 2022. The increase was due to an increase in the size of the Group’s fleet and higher occupancy in 2023 compared to 2022. During the year ended December 31, 2023, the Group operated ships delivered in 2022 for the entire 2023 season. The Group also operated additional ships delivered in 2023, including the Viking Saturn and Viking Aton.

Regional economic trends affect the Group’s revenue and cash flows. The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
North America	90.3%	90.5%	92.7%
Other	9.7%	9.5%	7.3%
	100.0%	100.0%	100.0%

The disaggregation by source market is similar across all reportable segments.

The Group’s vessels and ships primarily operate in Europe.

Deferred revenue (contract liability)

Activity in the Group’s deferred revenue for the years ended December 31, 2024 and 2023 is as follows:

(in USD and thousands)
As of January 1, 2023	$3,319,178
Increases due to customer bookings	5,048,883
Revenue recognized	(4,685,181)
Other	(196,301)
As of December 31, 2023	$3,486,579
Increases due to customer bookings	6,111,898
Revenue recognized	(5,291,506)
Other	(245,627)
As of December 31, 2024	$4,061,344

The Group recognized revenue of $5,291.5 million and $4,685.2 million from contract liabilities during the years ended December 31, 2024 and 2023, respectively, which primarily related to the Group’s deferred revenue at the beginning of each year and the cash received in each year. As of December 31, 2024, 97.2% of the $4,061.3 million deferred revenue balance related to sail dates within the next 12 months.

Assets recognized from the costs to obtain a contract with a customer

Prepaid commissions and prepaid credit card fees are incremental costs of obtaining contracts with customers that the Group recognizes as assets, which are included within prepaid expenses and other current assets and other non-current assets on the consolidated statements of financial position.

Prepaid commissions was $55.1 million as of December 31, 2024, of which $49.4 million was included in prepaid expenses and other current assets and $5.7 million was included in other non-current assets on the consolidated statements of financial position. Prepaid commissions increased from $45.5 million as of December 31, 2023 to $55.1 million as of December 31, 2024, due to an increase in commission payments due to higher bookings. The majority of the Group’s prepaid commissions as of December 31, 2023 were expensed and reported within commissions and transportation costs and selling and administration in the consolidated statement of operations for the year ended December 31, 2024. See Note 8.

Prepaid credit card fees increased from $32.5 million as of December 31, 2023 to $40.0 million as of December 31, 2024, primarily due to an increase in cash collected from passengers. The majority of the Group’s prepaid credit card fees as of December 31, 2023 were expensed and reported within direct costs of cruise, land and onboard in the consolidated statement of operations for the year ended December 31, 2024. See Note 8.